SHAREHOLDERS' EQUITY - Ordinary shares (Details)	Dec. 31, 2020 Vote $ / shares shares
Class of Stock [Line Items]
Threshold conversion ratio of stock	20.00%
Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares authorized	500,000,000
Ordinary shares, par value | $ / shares	$ 0.0001
Common shares, votes per share | Vote	1
Ordinary shares, shares issued	1,268,220
Ordinary shares, shares outstanding	1,268,220
Ordinary shares, shares subject to possible redemption	21,731,780
Class B ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares authorized	50,000,000
Ordinary shares, par value | $ / shares	$ 0.0001
Common shares, votes per share | Vote	1
Ordinary shares, shares issued	5,750,000
Ordinary shares, shares outstanding	5,750,000